Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio Initial Class, Service Class and Service Class 2
April 30, 2019
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Anna Lester (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Anna Lester is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Lester has worked as a portfolio manager. Prior to joining Geode, Ms. Lester worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

VDSC-19-01 1.832801.114	July 1, 2019

Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio Investor Class
April 30, 2019
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Anna Lester (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Anna Lester is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Lester has worked as a portfolio manager. Prior to joining Geode, Ms. Lester worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

VDSCI-19-01 1.933381.107	July 1, 2019